Lease (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
As of December 31, 2023
Right-of-use assets	$231,802

Operating lease liabilities – current	$89,500
Operating lease liabilities - non-current	103,830
Total operating lease liabilities	$193,330
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.03
Weighted average discount rate	7.42%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of December 31, 2023:
2024	$173,561
2025	14,789
2026	7,747
2027	7,747
Total lease payments	203,844
Less: imputed interest	10,514
Present value of lease liabilities	$193,330